                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F HR

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

If amended report check here: [_]

This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

                        Seneca Capital Investments, L.P.
                    Name of Institutional Investment Manager

590 Madison Avenue              New York   New York   10022
-----------------------------   --------   --------   -----
Business Address     (Street)    (City)     (State)   (Zip)

13F File Number: 28-12387

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Michael Anastasio   Chief Financial Officer   212-888-2999
-----------------   -----------------------   ------------
(Name)                      (Title)              (Phone)

Signature, Place and Date of Signing:


/s/ Michael Anastasio
----------------------------------------
590 Madison Avenue
New York, New York 10022

February 17, 2009

Report Type:

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Number of Other Included Managers: 1
List of Other Included Managers:

No.   Form 13F File Number   Name:
---   --------------------   ----------------------------
1     28-03497               Seneca Capital Advisors, LLC

Form 13F Information Table Entry Total:     38
Form 13F Information Table Value Total: 98,805(x1000)

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F
                               INFORMATION TABLE

                        SENECA CAPITAL INVESTMENTS, L.P.

                           FORM 13F INFORMATION TABLE
                             AS OF DATE 12/31/2008

Column 1                          Column 2    Column 3   Column 4       Column 5      Column 6 Column 7        Column 8
----------------------------- -------------- ---------- ---------- ------------------ -------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                                           VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER  ---------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (in 000's)  PRN AMT  PRN CALL  DSCRETN MANAGERS    SOLE   SHARED NONE
----------------------------- -------------- ---------- ---------- --------- --- ---- -------- -------- --------- ------ ----
BPW ACQUISITION CORP          COM            055637102       1,570   175,000 SH         SOLE              175,000
BPW ACQUISITION CORP          COM            055637102         673    75,000 SH         SOLE          1    75,000
CONSTELLATION ENERGY GROUP    COM            210371100       4,403   175,500 SH         SOLE              175,500
CONSTELLATION ENERGY GROUP    COM            210371100       1,869    74,500 SH         SOLE          1    74,500
ENER1 INC                     COM NEW        29267A203         239    33,400 SH         SOLE               33,400
ENER1 INC                     COM NEW        29267A203         119    16,600 SH         SOLE          1    16,600
ENERGY XXI (BERMUDA) LTD      COM SHS        G100082108      5,997 7,590,600 SH         SOLE            7,590,600
EXELON CORP                   COM            30161N101       3,904    70,200 SH         SOLE               70,200
EXELON CORP                   COM            30161N101       1,657    29,800 SH         SOLE          1    29,800
EXIDE TECHNOLOGIES            COM NEW        302051206         878   166,000 SH         SOLE              166,000
EXIDE TECHNOLOGIES            COM NEW        302051206         373    70,500 SH         SOLE          1    70,500
MAGUIRE PPTYS INC             COM            559775101         925   633,600 SH         SOLE              633,600
MIDDLEBROOK PHARMACEUTICALS I COM            596087106         192   128,077 SH         SOLE              128,077
MIDDLEBROOK PHARMACEUTICALS I COM            596087106          82    54,900 SH         SOLE          1    54,900
MSC SOFTWARE CORP             COM            553531104         471    70,521 SH         SOLE               70,521
MSC SOFTWARE CORP             COM            553531104         207    31,000 SH         SOLE          1    31,000
NRG ENERGY INC                COM NEW        629377508       8,191   351,100 SH         SOLE              351,100
NRG ENERGY INC                COM NEW        629377508       3,518   150,800 SH         SOLE          1   150,800
NTR ACQUISITION CO            UNIT 6/28/2010 629415209       6,549   666,200 SH         SOLE              666,200
NTR ACQUISITION CO            UNIT 6/28/2010 629415209       3,281   333,800 SH         SOLE          1   333,800
PUGET ENERGY INC NEW          COM            745310102       1,852    67,900 SH         SOLE          1    67,900
PUGET ENERGY INC NEW          COM            745310102       4,311   158,100 SH         SOLE              158,100
RELIANT ENERGY INC            COM            75952B105      12,447 2,153,500 SH         SOLE            2,153,500
RELIANT ENERGY INC            COM            75952B105       5,389   932,300 SH         SOLE          1   932,300
REPROS THERAPEUTICS INC       COM            76028H100       2,567   244,000 SH         SOLE              244,000
REPROS THERAPEUTICS INC       COM            76028H100       1,115   106,000 SH         SOLE          1   106,000
SAPPHIRE INDUSTRIALS CORP     COM            80306T109       3,577   390,100 SH         SOLE              390,100
SAPPHIRE INDUSTRIALS CORP     COM            80306T109       1,530   166,900 SH         SOLE          1   166,900
SAVIENT PHARMACEUTICALS INC   COM            80517Q100       7,108 1,227,700 SH         SOLE            1,227,700
TENET HEALTHCARE CORP         COM            88033G100         564   490,000 SH         SOLE              490,000
TENET HEALTHCARE CORP         COM            88033G100         242   210,000 SH         SOLE          1   210,000
TRAVELCENTERS OF AMERICA LLC  COM            894174101         814   339,300 SH         SOLE              339,300
TRIAN ACQUISITION I CORP      COM            89582E108       3,119   350,000 SH         SOLE              350,000
TRIAN ACQUISITION I CORP      COM            89582E108       1,337   150,000 SH         SOLE          1   150,000
TRIPLECROWN ACQUISITION CORP  COM            89677G109       1,745   192,800 SH         SOLE              192,800
TRIPLECROWN ACQUISITION CORP  COM            89677G109         744    82,200 SH         SOLE          1    82,200
VISA INC                      COM CL A       92826C839       3,672    70,000 SH         SOLE               70,000
VISA INC                      COM CL A       92826C839       1,574    30,000 SH         SOLE          1    30,000